Contract Assets, Net and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance at beginning of the period/year	$ 200,911	$ 196,515
Additions	375,000	200,911
Recognized to revenue during the period/year	(124,004)	(196,515)
Ending balance	$ 451,907	$ 200,911